---------------------------
                                                 [      OMB APPROVAL       ]
                                                 [-------------------------]
                                                 [OMB Number:     3235-0006]
                                                 [Expires:    July 31, 2015]
                                                 [Estimated average burden ]
                                                 [hours per response...22.6]
                                                 ---------------------------


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Perry Corp.
          767 Fifth Avenue
          New York, NY 10153

Form 13F File Number:  028-4106

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael C. Neus
Title:         General Counsel
Phone:         212-583-4000

Signature, Place, and Date of Signing:

/s/ Michael C. Neus            New York, NY             November 13, 2012
--------------------         ----------------           -----------------
   [Signature]                 [City, State]                  [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                1
                                                        -----------

Form 13F Information Table Entry Total:                          32
                                                        -----------

Form 13F Information Table Value Total:                  $2,366,615
                                                        -----------
                                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.               Name
     ---               ----

     1.                Richard C. Perry.

                                                           Perry Corp
                                                    Form 13F Information Table
                                                Quarter ended September 30, 2012

                                                                                                              VOTING AUTHORITY
                                                          VALUE       SHRS OR   SH/   PUT/  INVES   OTHR
    NAME OF ISSUER        TITLE OF CLASS       CUSIP     (x$1000)     PRN AMT   PRN   CALL  DISCR   MANG SOLE    SHARED     NONE
-----------------------   --------------     ---------  ----------   ---------- ---   ----  ------  ---- ----  ----------   ----
ALLIED NEVADA GOLD CORP   COM                019344100  $   73,560    1,883,250  SH         Shared    1         1,883,250
AMC NETWORKS INC          CL A               00164V103  $    4,555      104,667  SH         Shared    1           104,667
AMERICAN INTL GROUP INC   COM NEW            026874784  $  344,295   10,500,000  SH         Shared    1        10,500,000
ANADARKO PETE CORP        COM                032511107  $   72,507    1,037,000  SH   CALL  Shared    1         1,037,000
BANK OF AMERICA
CORPORATION               COM                060505104  $   66,225    7,500,000  SH         Shared    1         7,500,000
BP PLC                    SPONSORED ADR      055622104  $  211,800    5,000,000  SH   CALL  Shared    1         5,000,000
BP PLC                    SPONSORED ADR      055622104  $  150,505    3,553,000  SH         Shared    1         3,553,000
CAESARS ENTMT CORP        COM                127686103  $    2,739      402,839  SH         Shared    1           402,839
CALPINE CORP              COM NEW            131347304  $   70,930    4,100,000  SH         Shared    1         4,100,000
EXPRESS SCRIPTS HLDG CO   COM                30219G108  $  122,467    1,955,408  SH         Shared    1         1,955,408
GENERAL MTRS CO           *W EXP 07/10/2016  37045V118  $      589       42,735  SH         Shared    1            42,735
GENERAL MTRS CO           *W EXP 07/10/2019  37045V126  $      353       42,735  SH         Shared    1            42,735
HESS CORP                 COM                42809H107  $   99,543    1,853,000  SH         Shared    1         1,853,000
HILLSHIRE BRANDS CO       COM                432589109  $  107,120    4,000,000  SH         Shared    1         4,000,000
JOHNSON & JOHNSON         COM                478160104  $   32,116      466,051  SH         Shared    1           466,051
LAMAR ADVERTISING CO      CL A               512815101  $  135,246    3,650,000  SH         Shared    1         3,650,000
MBIA Inc                  COM                55262C100  $   13,620    1,344,546  SH         Shared    1         1,344,546
MORGAN STANLEY            COM NEW            617446448  $   75,387    4,503,384  SH         Shared    1         4,503,384
NEXEN INC                 COM                65334H102  $   99,079    3,910,000  SH         Shared    1         3,910,000
NORTH AMERN ENERGY
PARTNERS                  COM                656844107  $   13,244    4,598,466  SH         Shared    1         4,598,466
NRG Energy Inc            COM NEW            629377508  $  137,966    6,450,000  SH         Shared    1         6,450,000
ROYAL BK SCOTLAND
GROUP PLC                 SP ADR PREF S      780097739  $    5,415      262,603  SH         Shared    1           262,603
ROYAL BK SCOTLAND
GROUP PLC                 ADR PREF SHS Q     780097754  $   16,137      767,688  SH         Shared    1           767,688
ISHARES TR                RUSSELL 2000       464287655  $  109,014    1,306,500  SH   PUT   Shared    1         1,306,500
SANOFI                    RIGHT 12/31/2020   80105N113  $    9,493    5,650,572  SH         Shared    1         5,650,572
SPDR S&P 500 ETF TR       TR UNIT            78462F103  $   57,588      400,000  SH   PUT   Shared    1           400,000
SPDR S&P 500 ETF TR       TR UNIT            78462F103  $   28,799      200,037  SH         Shared    1           200,037
TEVA PHARMACEUTICAL
INDS LTD                  ADR                881624209  $   97,007    2,342,600  SH   CALL  Shared    1         2,342,600
UNITED CMNTY BKS
BLAIRSVLE G               COM                90984P303  $   14,562    1,735,637  SH         Shared    1         1,735,637
UNIVERSAL AMERN CORP NEW  COM                91338E101  $   71,134    7,698,432  SH         Shared    1         7,698,432
WEATHERFORD
INTERNATIONAL LT          REG SHS            H27013103  $   43,746    3,450,000  SH         Shared    1         3,450,000
YAHOO INC                 COM                984332106  $   79,875    5,000,000  SH   CALL  Shared    1         5,000,000


Total fair market value (in thousands):                 $2,366,615
